FAIR VALUE MEASUREMENTS - Concentrations of Credit Risk (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Saudi Aramco [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk [Abstract]
Customer concentration, percentage	34.00%	32.00%	34.00%
Freeport-McMoRan [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk [Abstract]
Customer concentration, percentage	0.00%	0.00%	9.00%
Cobalt International [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk [Abstract]
Customer concentration, percentage	0.00%	19.00%	5.00%
Repsol [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk [Abstract]
Customer concentration, percentage	5.00%	12.00%	1.00%
ConocoPhillips [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk [Abstract]
Customer concentration, percentage	8.00%	8.00%	12.00%
Anadarko [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk [Abstract]
Customer concentration, percentage	19.00%	4.00%	9.00%
Jack-ups [Member] | Saudi Aramco [Member] | Consolidated Revenues [Member]
Concentrations of Credit Risk [Abstract]
Customer concentration, percentage	29.00%	20.00%	19.00%
Jack-ups [Member] | ConocoPhillips [Member] | Consolidated Revenues [Member]
Concentrations of Credit Risk [Abstract]
Customer concentration, percentage	7.00%	11.00%	13.00%
Deepwater [Member] | Freeport-McMoRan [Member] | Consolidated Revenues [Member]
Concentrations of Credit Risk [Abstract]
Customer concentration, percentage	0.00%	12.00%	6.00%
Deepwater [Member] | Cobalt International [Member] | Consolidated Revenues [Member]
Concentrations of Credit Risk [Abstract]
Customer concentration, percentage	14.00%	12.00%	8.00%
Deepwater [Member] | Repsol [Member] | Consolidated Revenues [Member]
Concentrations of Credit Risk [Abstract]
Customer concentration, percentage	7.00%	12.00%	5.00%
Deepwater [Member] | Anadarko [Member] | Consolidated Revenues [Member]
Concentrations of Credit Risk [Abstract]
Customer concentration, percentage	17.00%	8.00%	10.00%